SHAREHOLDERS’ EQUITY (Details) - USD ($) $ in Millions		6 Months Ended
	Mar. 04, 2026	Jun. 30, 2026	Jun. 30, 2025
SHAREHOLDER'S EQUITY (DEFICIT)
Proceeds from share issuance, net of issuance costs		$ 836.1	$ 0.0
Ordinary shares issued (in shares)	23,695,055
USD 800 million of 6.750% new senior secured notes
SHAREHOLDER'S EQUITY (DEFICIT)
Borrowings, interest rate	6.75%
IFRS Offering
SHAREHOLDER'S EQUITY (DEFICIT)
Proceeds from share issuance, net of issuance costs	$ 862.5
Underwriters Overallotment Option
SHAREHOLDER'S EQUITY (DEFICIT)
Proceeds from share issuance, net of issuance costs	112.5
Share premium | IFRS Offering
SHAREHOLDER'S EQUITY (DEFICIT)
Share issue related cost	$ 27.1